SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long Lived Assets		$ 61,331	$ 34,342
United States [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		5,353	6,813
Israel [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		41,948	24,391
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		4,858	1,294
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long Lived Assets	[1]	525	474
Other [Member]
Segment Reporting Information [Line Items]
Long Lived Assets		$ 8,647	$ 1,370

[1]	Excluding United Kingdom and Israel